Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—2.2%
813,095	[1]	Altice USA, Inc.	$ 8,545,628
6,926	[1]	AMC Networks, Inc.	211,382
18,270	[1]	Liberty Media Corp.	1,238,158
48,597	[1]	Pinterest, Inc.	946,670
9,844	[1]	TripAdvisor, Inc.	187,134
		TOTAL	11,128,972
		Consumer Discretionary—14.1%
667	[1]	AutoZone, Inc.	1,425,639
62,049	[1]	Bright Horizons Family Solutions, Inc.	5,812,130
301,911	[1]	Chegg, Inc.	6,430,704
5,266	[1]	Chipotle Mexican Grill, Inc.	8,237,183
925	[1]	Deckers Outdoor Corp.	289,719
22,304		eBay, Inc.	1,084,644
142,714	[1]	Expedia Group, Inc.	15,134,820
9,030	[1]	Lululemon Athletica, Inc.	2,803,905
193,152		Nordstrom, Inc.	4,541,004
253,223	[1,2]	Peloton Interactive, Inc.	2,403,086
16,175		Tractor Supply Co.	3,097,189
20,438		Travel + Leisure Co.	881,082
17,553	[1]	Ulta Beauty, Inc.	6,826,537
73,199		V.F. Corp.	3,270,531
23,318	[1,2]	Wayfair, Inc.	1,257,073
129,288	[1]	YETI Holdings, Inc.	6,563,952
		TOTAL	70,059,198
		Consumer Staples—3.9%
83,874		Albertsons Cos., Inc.	2,252,017
19,763		Hershey Foods Corp.	4,505,174
1,840		Lamb Weston Holdings, Inc.	146,574
33,300	[1]	The Boston Beer Co., Inc., Class A	12,668,319
		TOTAL	19,572,084
		Energy—5.0%
47,869		Cheniere Energy, Inc.	7,160,245
17,404		Devon Energy Corp.	1,093,842
57,024		Diamondback Energy, Inc.	7,300,213
39,496		Occidental Petroleum Corp.	2,596,862
37,361	[1]	Range Resources Corp.	1,235,528
77,657		Targa Resources, Inc.	5,366,875
		TOTAL	24,753,565
		Financials—6.4%
35,108		Gallagher (Arthur J.) & Co.	6,283,981
30,720	[1,2]	GoHealth, Inc.	16,893
35,745		Marketaxess Holdings, Inc.	9,679,031
664,755	[1,2]	Rocket Companies, Inc.	6,328,468
65,114		T. Rowe Price Group, Inc.	8,039,625
48,679		Virtu Financial, Inc.	1,135,681
		TOTAL	31,483,679

Shares			Value
		COMMON STOCKS—continued
		Health Care—15.7%
55,175	[1]	10X Genomics, Inc.	$ 2,215,276
731,647	[1]	Adaptive Biotechnologies Corp.	6,701,887
45,088		Agilent Technologies, Inc.	6,046,301
46,777	[1]	Align Technology, Inc.	13,142,934
20,219	[1]	Amedisys, Inc.	2,423,247
8,594		Bruker Corp.	589,119
12,982	[1]	Charles River Laboratories International, Inc.	3,252,510
80,066	[1]	Dexcom, Inc.	6,571,817
74,011	[1]	Exelixis, Inc.	1,548,310
68,492	[1]	Horizon Therapeutics PLC	5,682,781
13,184	[1]	IDEXX Laboratories, Inc.	5,262,789
17,988	[1]	Ionis Pharmaceuticals, Inc.	675,629
702	[1]	IQVIA Holdings, Inc.	168,670
40,954	[1]	Maravai LifeSciences Holdings, Inc.	1,068,490
7,213		McKesson Corp.	2,463,817
4,411	[1]	Mettler-Toledo International, Inc.	5,953,659
15,499	[1]	Molina Healthcare, Inc.	5,079,332
776	[1]	Seagen, Inc.	139,665
56,096	[1]	Tandem Diabetes Care, Inc.	3,714,116
6,965		Teleflex, Inc.	1,674,804
2,802	[1]	Veeva Systems, Inc.	626,471
6,200	[1]	Waters Corp.	2,256,986
1,988		West Pharmaceutical Services, Inc.	682,997
		TOTAL	77,941,607
		Industrials—14.2%
4,857		Advanced Drainage System, Inc.	576,040
35,956		AGCO Corp.	3,916,328
37,632		Allegion PLC	3,977,702
38,361		Allison Transmission Holdings, Inc.	1,606,175
1,806		Armstrong World Industries, Inc.	161,366
2,710	[1]	Axon Enterprise, Inc.	298,615
1,178		Carlisle Cos., Inc.	348,806
59,954		Expeditors International Washington, Inc.	6,370,113
2,211		Fortune Brands Home & Security, Inc.	154,062
8,763	[1]	GXO Logistics, Inc.	420,624
24,842		Landstar System, Inc.	3,889,760
256,606	[1]	Lyft, Inc.	3,556,559
3,714		Old Dominion Freight Lines, Inc.	1,127,236
35,233		Pitney Bowes, Inc.	115,212
17,413		Republic Services, Inc.	2,414,487
89,684		Robert Half International, Inc.	7,097,592
13,018	[1]	Siteone Landscape Supply, Inc.	1,813,798
77,037		Trane Technologies PLC	11,323,669
114,196	[1]	Trex Co., Inc.	7,367,926
230,272	[1]	XPO Logistics, Inc.	13,756,449
		TOTAL	70,292,519
		Information Technology—29.7%
19,763	[1]	Allegro MicroSystems, Inc.	490,715
94,351	[1]	Arista Networks, Inc.	11,004,157
12,311		Bread Financial Holdings, Inc.	487,639
39,165	[1]	Cadence Design Systems, Inc.	7,287,823
168,688		Cognex Corp.	8,599,714

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
118,714	[1]	CommScope Holdings Co., Inc.	$ 1,071,987
179,685		Dell Technologies, Inc.	8,096,606
71,842	[1]	DocuSign, Inc.	4,596,451
44,532	[1]	Duck Creek Technologies LLC	614,542
9,423	[1]	Enphase Energy, Inc.	2,677,828
1,369	[1]	EPAM Systems, Inc.	478,123
37,567	[1]	Everbridge, Inc.	944,434
206,379	[1]	Fortinet, Inc.	12,310,507
2,801	[1]	Gartner, Inc., Class A	743,610
9,051		Genpact Ltd.	435,172
122,086	[1]	IPG Photonics Corp.	13,011,926
17,135		Jabil, Inc.	1,016,791
48,496	[1]	Keysight Technologies, Inc.	7,885,450
2,331	[1]	Palo Alto Networks, Inc.	1,163,402
93,134		Paychex, Inc.	11,947,230
28,670	[1]	Paylocity Corp.	5,904,013
174,859		Pegasystems, Inc.	7,020,589
182,754	[1]	Pure Storage, Inc.	5,181,076
1,041,926	[1]	StoneCo Ltd.	9,981,651
4,039	[1]	Synopsys, Inc.	1,484,333
53,678	[1]	Teradata Corp.	2,055,331
40,072		Universal Display Corp.	4,626,713
10,447		Vontier Corp.	269,533
124,405		Western Union Co.	2,117,373
80,677	[1]	Wix.com Ltd.	4,786,566
4,941	[1]	Zebra Technologies Corp., Class A	1,767,346
67,955	[1]	Zoom Video Communications, Inc.	7,057,806
		TOTAL	147,116,437
		Materials—3.6%
58,926	[1]	Berry Global Group, Inc.	3,397,084
48,597		CF Industries Holdings, Inc.	4,640,527
60,614		Mosaic Co./The	3,191,933
21,987	[1]	MP Materials Corp.	738,104
78,307		Steel Dynamics, Inc.	6,098,549
		TOTAL	18,066,197
		Real Estate—3.1%
37,146		Extra Space Storage, Inc.	7,039,910
433		SBA Communications, Corp.	145,397
17,591		Simon Property Group, Inc.	1,911,086
172,335	[1]	Zillow Group, Inc.	6,031,725
		TOTAL	15,128,118
		Utilities—0.3%
53,039		Vistra Corp.	1,371,058
		TOTAL COMMON STOCKS (IDENTIFIED COST $478,090,578)	486,913,434
		INVESTMENT COMPANIES—3.2%
6,604,037		Federated Hermes Government Obligations Fund, Premier Shares, 1.82%[3]	6,604,037

Shares		Value
	INVESTMENT COMPANIES—continued
9,308,416	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[3]	$ 9,303,762
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,907,397)	15,907,799
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $493,997,975)	502,821,233
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[4]	(6,948,010)
	TOTAL NET ASSETS—100%	$495,873,223
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$10,000,196	$11,468,936	$21,469,132
Purchases at Cost	$151,119,950	$96,998,102	$248,118,052
Proceeds from Sales	$(154,516,109)	$(99,154,710)	$(253,670,819)
Change in Unrealized Appreciation/Depreciation	N/A	$(745)	$(745)
Net Realized Gain/(Loss)	N/A	$(7,821)	$(7,821)
Value as of 7/31/2022	$6,604,037	$9,303,762	$15,907,799
Shares Held as of 7/31/2022	6,604,037	9,308,416	15,912,453
Dividend Income	$24,504	$30,427	$54,931
Gain Distributions Received	$—	$1,761	$1,761

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$6,334,868	$6,604,037

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.